Cover	Oct. 14, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 14, 2021
Entity Registrant Name	Enviva Partners, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37363
Entity Tax Identification Number	46-4097730
Entity Address, Address Line One	7272 Wisconsin Ave.
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	657-5560
Title of 12(b) Security	Common Units
Trading Symbol	EVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001592057
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Current Report on Form 8-K (the “Initial Report”) filed on October 14, 2021 to provide financial statements of Enviva Holdings, LP and its subsidiaries and the pro forma financial statements of EVA, each as required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment.